Pay vs Performance Disclosure	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Pay vs Performance Disclosure [Table]
Pay vs Performance [Table Text Block]

The information below presents the relationship between the compensation of our principal executive officer (“PEO”) and our other named executive officers (“Non-PEO NEOs”) and certain performance measures in accordance with Item 402(v) of Regulation S-K. For a discussion of our compensation programs and pay for performance philosophy, please refer to the section captioned “Compensation Discussion and Analysis,” above.

Pay Versus Performance Table

					Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for PEO ($)	Compensation Actually Paid to PEO(1) ($)	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Average Compensation Actually Paid to Non-PEO NEOs(2) ($)	Total Shareholder Return(3) ($)	Peer Group Total Shareholder Return(4) ($)	Net Income (in thousands) ($)	FFO per Share on a Fully-Diluted Basis ($)
2022	4,125,176	1,508,380	2,053,135	939,493	70	83	35,562	1.27
2021	4,988,474	4,627,666	2,448,083	2,302,922	106	107	33,957	1.31
2020	4,214,702	2,881,942	2,242,406	1,632,911	100	86	13,528	1.26

(1) Represents amounts of “compensation actually paid” as computed in accordance with Item 402(v) of Regulation S-K, not the actual amount of compensation earned by or paid to Mr. Trimble during each year. The table below reflects the adjustments made from the amounts reported in the “Total” column of the Summary Compensation Table for each year to calculate the amounts set forth in “Compensation Actually Paid to PEO” column in the table above.

Year	Summary Compensation Table Total for PEO ($)	Less Summary Compensation Table Value of Equity Awards(a) ($)	Fair Value of Equity Award Adjustments(b) ($)	Compensation Actually Paid to PEO ($)
2022	4,125,176	(2,064,957)	(551,839)	1,508,380
2021	4,988,474	(2,063,297)	1,702,489	4,627,666
2020	4,214,702	(1,652,210)	319,450	2,881,942

(a) Represents the sum of the amounts reported in the “Stock Awards” column of the Summary Compensation Table for the applicable fiscal year.

(b) The equity award adjustments for each fiscal year include the following: (i) the addition of the year-end fair value of any equity awards granted in the year that are outstanding and unvested as of the end of the year; (ii) for any awards granted in prior years that are outstanding and unvested as of the end of the fiscal year, the addition (or subtraction, if applicable) of the change in fair value of between the end of the prior fiscal year the end of the applicable fiscal year; (iii) for awards that are granted and vest in the same fiscal year, the addition of the fair value of such awards as of the vesting date; (iv) for awards granted in prior years that vest during the fiscal year, the addition (or subtraction, if applicable) of the change in fair value between the end of the prior fiscal year and the vesting date of such awards; (v) for awards granted in prior years that fail to meet the applicable vesting conditions during the fiscal year, the subtraction of the fair value of such awards at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on such awards in the applicable year prior to the vesting date. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year and Unvested ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Awards ($)	Total Equity Award Adjustments(i) ($)
2022	1,018,945	(1,143,017)	—	(558,348)	—	130,581	(551,839)
2021	2,127,304	(561,405)	—	35,910	—	100,680	1,702,489
2020	1,693,530	(1,515,183)	—	75,873	—	65,230	319,450

(i) The fair values of time-based equity awards are based on the closing price of our shares of common stock as reported on the NYSE on the relevant valuation date and includes the dollar value of dividends paid on such awards in the applicable year prior to the vesting date. The fair values of operational performance-based LTIP unit awards are based on the closing price of our shares of common stock as reported on the NYSE on the relevant valuation date, assumes estimated performance results as of the end of each reporting year and includes the dollar value of dividends paid on such awards in the applicable year prior to the vesting date. The fair value of total shareholder return performance-based LTIP units are based on the relevant valuation date using a Monte Carlo simulation model in accordance with the provisions of ASC Topic 718 and includes the dollar value of dividends paid on such awards in the applicable year prior to the vesting date.

(2) Represents amounts of average “compensation actually paid” as computed in accordance with Item 402(v) of Regulation S-K, not the actual average amount of compensation earned by or paid to our named executive officers other than Mr. Trimble as a group. The table below reflects the adjustments made from the amounts reported in the “Total” column of the Summary Compensation Table for the named executive officers as a group (excluding Mr. Trimble) each year to calculate the amounts set forth in “Compensation Actually Paid to non-PEO NEOs” column in the table above, using the same methodology as set forth in footnote 1(b), above.

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Less Average Summary Compensation Table Value of Equity Awards(a) ($)	Average Fair Value of Equity Award Adjustments(b) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	2,053,135	(893,702)	(219,940)	939,493
2021	2,448,083	(904,613)	759,452	2,302,922
2020	2,242,406	(733,352)	123,857	1,632,911

(a) Represents the sum of the amounts reported in the “Stock Awards” column of the Summary Compensation Table for the applicable fiscal year.

(b) The equity award adjustments for each fiscal year reflect the same methodology set forth in footnote 1, above. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year and Unvested ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Awards ($)	Total Equity Award Adjustments(i) ($)
2022	440,993	(490,446)	—	(227,904)	—	57,417	(219,940)
2021	931,653	(229,037)	—	14,971	—	41,865	759,452
2020	751,692	(690,701)	—	33,794	—	29,072	123,857

(i) The fair values of time-based equity awards are based on the closing price of our shares of common stock as reported on the NYSE on the relevant valuation date and includes the dollar value of dividends paid on such awards in the applicable year prior to the vesting date. The fair values of operational performance-based LTIP unit awards are based on the closing price of our shares of common stock as reported on the NYSE on the relevant valuation date, assumes estimated performance results as of the end of each reporting year and includes the dollar value of dividends paid on such awards in the applicable year prior to the vesting date. The fair value of total shareholder return performance-based LTIP units are based on the relevant valuation date using a Monte Carlo simulation model in accordance with the provisions of ASC Topic 718 and includes the dollar value of dividends paid on such awards in the applicable year prior to the vesting date.

(3) TSR is calculated assuming a $100 investment in the Company and the peer group on December 31, 2019, and assuming the reinvestment of any dividends during the applicable measurement period, calculated through the end of the year shown based on share prices or index values, as applicable.

(4) Represents the TSR for the benchmarking peer group described in “Compensation Discussion and Analysis,” which includes the following peer companies for 2022: Brandywine Realty Trust, CareTrust REIT, Inc., Columbia Property Trust, Corporate Office Properties Trust, DiamondRock Hospitality Company, Elme Communities (formerly known as Washington Real Estate Investment Trust), Kite Realty Group Trust, LTC Properties, Inc., Piedmont Office Realty Trust, Inc., RPT Realty, Terreno Realty Coporation and Xenia Hotels and Resorts, Inc. For 2020 and 2021, the benchmarking group includes the following companies: Agree Reatly Corporation, Brandywine Realty Trust, CareTrust REIT, Inc., Columbia Property Trust, DiamondRock Hospitality Company, Elme Communities (formerly known as Washington Real Estate Investment Trust), LTC Properties, Inc., Piedmont Office Realty Trust, Inc., RPT Realty, Terreno Realty Coporation and Xenia Hotels and Resorts, Inc.

(5) The Company has identified FFO per share on a fully diluted basis as the most important financial metric used to link pay and performance for 2022. Fifty percent of the objective component of our annual incentive cash bonus program for our most recently completed fiscal year was based on our achievement of FFO per share on a fully diluted basis. In addition, FFO per share on a fully diluted basis is widely viewed as a key metric that REIT investors closely monitor and has historically been the metric used by the Company in giving guidance to investors. Refer to Appendix A to this proxy statement for more information regarding FFO per share on a fully diluted basis.

(6) For 2021 and 2022, our Non-PEO NEOs consisted of Ms. Baivier, Mr. Ibe, Mr. Crate, and Ms. Marino. For 2020, our Non-PEO NEOs consisted of Ms. Baivier, Mr. Ibe, Mr. Crate and Ms. Bernard.

Relationship Between Compensation Actually Paid and Financial Performance

The following graphs illustrate the relationship across our last three completed fiscal years between the amounts disclosed in the Pay Versus Performance Table, above, as “Compensation Actually Paid” to our PEO and the “Average Compensation Actually Paid” to our non-PEO named executive officers and TSR, Peer Group TSR, Net Income and FFO per share on a fully diluted basis.

Compensation Actually Paid (CAP) vs Total Shareholder Return

Compensation Actually Paid (CAP) vs Net Income

Compensation Actually Paid (CAP) vs FFO per Share, on a Fully Diluted Basis

$5,000,000 $4,500,000 $4,000,000 $3,500,000 $3,000,000 $2,500,000 $2,000,000 $1,500,000 $1,000,000 $500,000 $- 120 110 100 90 80 70 60 50 2020 2021 2022 CEO CAP Easterly Government Properties TSR Other NEOs CAP (Average) Peer Group TSR $5,000,000 $4,500,000 $4,000,000 $3,500,000 $3,000,000 $2,500,000 $2,000,000 $1,500,000 $1,000,000 $500,000 $40,000 $35,000 $30,000 $25,000 $20,000 $15,000 $10,000 $5,000 $- 2020 2021 2022 CEO CAP Other NEOs CAP (Average) net Income (in thousands) $5,000,000 $4,500,000 $4,000,000 $3,500,000 $3,000,000 $2,500,000 $2,000,000 $1,500,000 $1,000,000 $500,000 $- 2020 2021 2022 $1.32 $1.31 $1.30 $1.29 $1.28 $1.27 $1.26 $1.25 $1.24 CEO CAP Other NEOs CAP (Average) FFO per Share on a Fully- Diluted Basis

Compensation Actually Paid (CAP) vs FFO per Share, Fully Diluted $5,000,000 $1.32 $4,500,000 $1.30 $4,000,000 $3,500,000 $1.28 $3,000,000 $2,500,000 $1.26 $2,000,000 $1,500,000 $1,000,000 $ 1.24 $1.22 $500,000 & $1.20 2020 2021 2022 CEO CAP Other NEOS CAP (Average) FFO per Share on a Fully-Diluted Basis

Company Selected Measure Name	FFO
Named Executive Officers, Footnote [Text Block]	For 2021 and 2022, our Non-PEO NEOs consisted of Ms. Baivier, Mr. Ibe, Mr. Crate, and Ms. Marino. For 2020, our Non-PEO NEOs consisted of Ms. Baivier, Mr. Ibe, Mr. Crate and Ms. Bernard.
Peer Group Issuers, Footnote [Text Block]

(4) Represents the TSR for the benchmarking peer group described in “Compensation Discussion and Analysis,” which includes the following peer companies for 2022: Brandywine Realty Trust, CareTrust REIT, Inc., Columbia Property Trust, Corporate Office Properties Trust, DiamondRock Hospitality Company, Elme Communities (formerly known as Washington Real Estate Investment Trust), Kite Realty Group Trust, LTC Properties, Inc., Piedmont Office Realty Trust, Inc., RPT Realty, Terreno Realty Coporation and Xenia Hotels and Resorts, Inc. For 2020 and 2021, the benchmarking group includes the following companies: Agree Reatly Corporation, Brandywine Realty Trust, CareTrust REIT, Inc., Columbia Property Trust, DiamondRock Hospitality Company, Elme Communities (formerly known as Washington Real Estate Investment Trust), LTC Properties, Inc., Piedmont Office Realty Trust, Inc., RPT Realty, Terreno Realty Coporation and Xenia Hotels and Resorts, Inc.

PEO Total Compensation Amount	$ 4,125,176	$ 4,988,474	$ 4,214,702
PEO Actually Paid Compensation Amount	$ 1,508,380	4,627,666	2,881,942
Adjustment To PEO Compensation, Footnote [Text Block]	(1) Represents amounts of “compensation actually paid” as computed in accordance with Item 402(v) of Regulation S-K, not the actual amount of compensation earned by or paid to Mr. Trimble during each year. The table below reflects the adjustments made from the amounts reported in the “Total” column of the Summary Compensation Table for each year to calculate the amounts set forth in “Compensation Actually Paid to PEO” column in the table above.

Year	Summary Compensation Table Total for PEO ($)	Less Summary Compensation Table Value of Equity Awards(a) ($)	Fair Value of Equity Award Adjustments(b) ($)	Compensation Actually Paid to PEO ($)
2022	4,125,176	(2,064,957)	(551,839)	1,508,380
2021	4,988,474	(2,063,297)	1,702,489	4,627,666
2020	4,214,702	(1,652,210)	319,450	2,881,942

(a) Represents the sum of the amounts reported in the “Stock Awards” column of the Summary Compensation Table for the applicable fiscal year.

(b) The equity award adjustments for each fiscal year include the following: (i) the addition of the year-end fair value of any equity awards granted in the year that are outstanding and unvested as of the end of the year; (ii) for any awards granted in prior years that are outstanding and unvested as of the end of the fiscal year, the addition (or subtraction, if applicable) of the change in fair value of between the end of the prior fiscal year the end of the applicable fiscal year; (iii) for awards that are granted and vest in the same fiscal year, the addition of the fair value of such awards as of the vesting date; (iv) for awards granted in prior years that vest during the fiscal year, the addition (or subtraction, if applicable) of the change in fair value between the end of the prior fiscal year and the vesting date of such awards; (v) for awards granted in prior years that fail to meet the applicable vesting conditions during the fiscal year, the subtraction of the fair value of such awards at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on such awards in the applicable year prior to the vesting date. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year and Unvested ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Awards ($)	Total Equity Award Adjustments(i) ($)
2022	1,018,945	(1,143,017)	—	(558,348)	—	130,581	(551,839)
2021	2,127,304	(561,405)	—	35,910	—	100,680	1,702,489
2020	1,693,530	(1,515,183)	—	75,873	—	65,230	319,450

(i) The fair values of time-based equity awards are based on the closing price of our shares of common stock as reported on the NYSE on the relevant valuation date and includes the dollar value of dividends paid on such awards in the applicable year prior to the vesting date. The fair values of operational performance-based LTIP unit awards are based on the closing price of our shares of common stock as reported on the NYSE on the relevant valuation date, assumes estimated performance results as of the end of each reporting year and includes the dollar value of dividends paid on such awards in the applicable year prior to the vesting date. The fair value of total shareholder return performance-based LTIP units are based on the relevant valuation date using a Monte Carlo simulation model in accordance with the provisions of ASC Topic 718 and includes the dollar value of dividends paid on such awards in the applicable year prior to the vesting date.

Non-PEO NEO Average Total Compensation Amount	$ 2,053,135	2,448,083	2,242,406
Non-PEO NEO Average Compensation Actually Paid Amount	$ 939,493	2,302,922	1,632,911
Adjustment to Non-PEO NEO Compensation Footnote [Text Block]	Represents amounts of average “compensation actually paid” as computed in accordance with Item 402(v) of Regulation S-K, not the actual average amount of compensation earned by or paid to our named executive officers other than Mr. Trimble as a group. The table below reflects the adjustments made from the amounts reported in the “Total” column of the Summary Compensation Table for the named executive officers as a group (excluding Mr. Trimble) each year to calculate the amounts set forth in “Compensation Actually Paid to non-PEO NEOs” column in the table above, using the same methodology as set forth in footnote 1(b), above.

Year	Average Summary Compensation Table Total for Non-PEO NEOs ($)	Less Average Summary Compensation Table Value of Equity Awards(a) ($)	Average Fair Value of Equity Award Adjustments(b) ($)	Average Compensation Actually Paid to Non-PEO NEOs ($)
2022	2,053,135	(893,702)	(219,940)	939,493
2021	2,448,083	(904,613)	759,452	2,302,922
2020	2,242,406	(733,352)	123,857	1,632,911

(a) Represents the sum of the amounts reported in the “Stock Awards” column of the Summary Compensation Table for the applicable fiscal year.

(b) The equity award adjustments for each fiscal year reflect the same methodology set forth in footnote 1, above. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year and Unvested ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Awards ($)	Total Equity Award Adjustments(i) ($)
2022	440,993	(490,446)	—	(227,904)	—	57,417	(219,940)
2021	931,653	(229,037)	—	14,971	—	41,865	759,452
2020	751,692	(690,701)	—	33,794	—	29,072	123,857

(i) The fair values of time-based equity awards are based on the closing price of our shares of common stock as reported on the NYSE on the relevant valuation date and includes the dollar value of dividends paid on such awards in the applicable year prior to the vesting date. The fair values of operational performance-based LTIP unit awards are based on the closing price of our shares of common stock as reported on the NYSE on the relevant valuation date, assumes estimated performance results as of the end of each reporting year and includes the dollar value of dividends paid on such awards in the applicable year prior to the vesting date. The fair value of total shareholder return performance-based LTIP units are based on the relevant valuation date using a Monte Carlo simulation model in accordance with the provisions of ASC Topic 718 and includes the dollar value of dividends paid on such awards in the applicable year prior to the vesting date.

Equity Valuation Assumption Difference, Footnote [Text Block]	The equity award adjustments for each fiscal year include the following: (i) the addition of the year-end fair value of any equity awards granted in the year that are outstanding and unvested as of the end of the year; (ii) for any awards granted in prior years that are outstanding and unvested as of the end of the fiscal year, the addition (or subtraction, if applicable) of the change in fair value of between the end of the prior fiscal year the end of the applicable fiscal year; (iii) for awards that are granted and vest in the same fiscal year, the addition of the fair value of such awards as of the vesting date; (iv) for awards granted in prior years that vest during the fiscal year, the addition (or subtraction, if applicable) of the change in fair value between the end of the prior fiscal year and the vesting date of such awards; (v) for awards granted in prior years that fail to meet the applicable vesting conditions during the fiscal year, the subtraction of the fair value of such awards at the end of the prior fiscal year; and (vi) the dollar value of any dividends or other earnings paid on such awards in the applicable year prior to the vesting date. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year and Unvested ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Awards ($)	Total Equity Award Adjustments(i) ($)
2022	1,018,945	(1,143,017)	—	(558,348)	—	130,581	(551,839)
2021	2,127,304	(561,405)	—	35,910	—	100,680	1,702,489
2020	1,693,530	(1,515,183)	—	75,873	—	65,230	319,450

(i) The fair values of time-based equity awards are based on the closing price of our shares of common stock as reported on the NYSE on the relevant valuation date and includes the dollar value of dividends paid on such awards in the applicable year prior to the vesting date. The fair values of operational performance-based LTIP unit awards are based on the closing price of our shares of common stock as reported on the NYSE on the relevant valuation date, assumes estimated performance results as of the end of each reporting year and includes the dollar value of dividends paid on such awards in the applicable year prior to the vesting date. The fair value of total shareholder return performance-based LTIP units are based on the relevant valuation date using a Monte Carlo simulation model in accordance with the provisions of ASC Topic 718 and includes the dollar value of dividends paid on such awards in the applicable year prior to the vesting date.

(b) The equity award adjustments for each fiscal year reflect the same methodology set forth in footnote 1, above. The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Equity Awards Granted in the Year and Unvested ($)	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards ($)	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year ($)	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year ($)	Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year ($)	Value of Dividends or other Earnings Paid on Awards ($)	Total Equity Award Adjustments(i) ($)
2022	440,993	(490,446)	—	(227,904)	—	57,417	(219,940)
2021	931,653	(229,037)	—	14,971	—	41,865	759,452
2020	751,692	(690,701)	—	33,794	—	29,072	123,857

Compensation Actually Paid vs. Total Shareholder Return [Text Block]

Compensation Actually Paid (CAP) vs Total Shareholder Return

Compensation Actually Paid vs. Net Income [Text Block]

Compensation Actually Paid (CAP) vs Net Income

Compensation Actually Paid (CAP) vs FFO per Share, on a Fully Diluted Basis

$5,000,000 $4,500,000 $4,000,000 $3,500,000 $3,000,000 $2,500,000 $2,000,000 $1,500,000 $1,000,000 $500,000 $- 120 110 100 90 80 70 60 50 2020 2021 2022 CEO CAP Easterly Government Properties TSR Other NEOs CAP (Average) Peer Group TSR $5,000,000 $4,500,000 $4,000,000 $3,500,000 $3,000,000 $2,500,000 $2,000,000 $1,500,000 $1,000,000 $500,000 $40,000 $35,000 $30,000 $25,000 $20,000 $15,000 $10,000 $5,000 $- 2020 2021 2022 CEO CAP Other NEOs CAP (Average) net Income (in thousands) $5,000,000 $4,500,000 $4,000,000 $3,500,000 $3,000,000 $2,500,000 $2,000,000 $1,500,000 $1,000,000 $500,000 $- 2020 2021 2022 $1.32 $1.31 $1.30 $1.29 $1.28 $1.27 $1.26 $1.25 $1.24 CEO CAP Other NEOs CAP (Average) FFO per Share on a Fully- Diluted Basis

Compensation Actually Paid vs. Company Selected Measure [Text Block]

Compensation Actually Paid (CAP) vs FFO per Share, on a Fully Diluted Basis

Tabular List [Table Text Block]

Tabular List of Performance Measures

For purposes of the rule, we have identified the following performance measures, which the Compensation Committee considered, among others, when making executive compensation decisions for performance year 2022, in response to the Tabular List disclosure requirement pursuant to Item 402(v)(6) of Regulation S-K.

Performance Measures

•
FFO Per Share, on a fully-diluted basis;
•
Acquisition Volume;
•
TSR relative to the FTSE Nareit Equity REITs Index and as adjusted for the change in price of a zero-coupon 10-year Treasury note; and
•
Individual performance criteria including consideration of such criteria as operational leadership, leasing and acquisition activities, debt and equity capital market activities, management of the balance sheet, joint venture activities and advancement of ESG objectives.

Total Shareholder Return Amount	$ 70	106	100
Peer Group Total Shareholder Return Amount	83	107	86
Net Income (Loss)	$ 35,562,000	$ 33,957,000	$ 13,528,000
Company Selected Measure Amount	1.27	1.31	1.26
PEO Name	Mr. Trimble
Measure [Axis]: 1
Pay vs Performance Disclosure [Table]
Measure Name	FFO Per Share, on a fully-diluted basis
Non-GAAP Measure Description [Text Block]	(5) The Company has identified FFO per share on a fully diluted basis as the most important financial metric used to link pay and performance for 2022. Fifty percent of the objective component of our annual incentive cash bonus program for our most recently completed fiscal year was based on our achievement of FFO per share on a fully diluted basis. In addition, FFO per share on a fully diluted basis is widely viewed as a key metric that REIT investors closely monitor and has historically been the metric used by the Company in giving guidance to investors.
Measure [Axis]: 2
Pay vs Performance Disclosure [Table]
Measure Name	Acquisition Volume
Measure [Axis]: 3
Pay vs Performance Disclosure [Table]
Measure Name	TSR relative to the FTSE Nareit Equity REITs Index and as adjusted for the change in price of a zero-coupon 10-year Treasury note; and
Measure [Axis]: 4
Pay vs Performance Disclosure [Table]
Measure Name	Individual performance criteria including consideration of such criteria as operational leadership, leasing and acquisition activities, debt and equity capital market activities, management of the balance sheet, joint venture activities and advancement of ESG objectives.
PEO [Member] | Summary Compensation Table Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (2,064,957)	$ (2,063,297)	$ (1,652,210)
PEO [Member] | Fair Value of Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(551,839)	1,702,489	319,450
PEO [Member] | Year End Fair Value of Equity Awards Granted in the Year and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	1,018,945	2,127,304	1,693,530
PEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(1,143,017)	(561,405)	(1,515,183)
PEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(558,348)	35,910	75,873
PEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
PEO [Member] | Value of Dividends or Other Earnings Paid on Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	130,581	100,680	65,230
PEO [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(551,839)	1,702,489	319,450
Non-PEO NEO [Member] | Summary Compensation Table Value of Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(893,702)	(904,613)	(733,352)
Non-PEO NEO [Member] | Fair Value of Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(219,940)	759,452	123,857
Non-PEO NEO [Member] | Year End Fair Value of Equity Awards Granted in the Year and Unvested [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	440,993	931,653	751,692
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(490,446)	(229,037)	(690,701)
Non-PEO NEO [Member] | Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	(227,904)	14,971	33,794
Non-PEO NEO [Member] | Fair Value at the End of the Prior Year of Equity Awards that Failed to Meet Vesting Conditions in the Year [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	0	0	0
Non-PEO NEO [Member] | Value of Dividends or Other Earnings Paid on Awards [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	57,417	41,865	29,072
Non-PEO NEO [Member] | Total Equity Award Adjustments [Member]
Pay vs Performance Disclosure [Table]
Adjustment to Compensation Amount	$ (219,940)	$ 759,452	$ 123,857